Compensation of the Members of the Board of Directors and Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Compensation of the Members of the Board of Directors and Management [Line Items]
Compensation paid to management	$ 302,501	$ 315,624		$ 233,807
Fees paid to members	146,916	154,154		191,684
Expense of grants of stock options	532,081	422,274	[1]	358,952	[1]
Contributions to pension schemes	$ 38,494	$ 49,492		$ 51,361
Held shares (in Shares)	742,349	99,318		5,355
Stock Options [Member]
Compensation of the Members of the Board of Directors and Management [Line Items]
Expense of grants of stock options	$ 302,501	$ 315,624		$ 233,807
Board of Directors Chairman [Member]
Compensation of the Members of the Board of Directors and Management [Line Items]
Compensation paid to management	$ 775,549	$ 758,323		$ 1,087,759

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).